Note 10 - Deposits	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Deposit Liabilities Disclosures [Text Block]
(
1
0
)
Deposits

The
aggregate amount of overdrawn deposit accounts reclassified as loan balances totaled
$475,161
and
$413,563
as of
December 31, 2017
and
2016,
respectively.

Components
of interest-bearing deposits as of
December 31
are as follows:

	20 1 7	20 16

Interest-Bearing Demand	$458,717,332	$448,003,985
Savings	78,172,441	70,066,140
Time, $250,000 and Over	38,919,469	32,168,191
Other Time	301,248,235	335,059,579

	$877,057,477	$885,297,895

At
December 31,
2017
and
2016,
the Company had brokered deposits of
$46,328,995
and
$49,303,139,
respectively. All of these brokered deposits represent Certificate of Deposit Account Registry Service (CDARS) reciprocal deposits. The CDARS deposits are ones in which customers placed core deposits into the CDARS program for FDIC insurance coverage and the Company receives reciprocal brokered deposits in a like amount. The aggregate amount of jumbo certificates of deposit, each with a minimum denomination of
$250,000
was
$38,919,469
and
$32,168,191
as of
December 31, 2017
and
December 31, 2016,
respectively.

As
of
December 31, 2017,
the scheduled maturities of certificates of deposit are as follows:

Year	Amount

201 8	$255,574,623
201 9	41,210,289
20 20	22,116,817
20 21	11,206,127
20 22 and Thereafter	10,059,848

$340,167,704